Segment Information	12 Months Ended
Dec. 31, 2011
Selected Statements of Income Data and Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 20: — SEGMENT INFORMATION

a.	Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended December 31, 2011 and as of December 31, 2011:
Sales to unaffiliated customers **	$21,528	$43,720	$424,950	$15,470	$505,668
Long-lived assets ***	$92,547	$41,010	$43,133	$2,291	$178,981
Year ended December 31, 2010 and as of December 31, 2010:
Sales to unaffiliated customers **	$19,589	$44,169	$305,858	$22,919	$392,535
Long-lived assets ***	$99,353	$45,718	$45,334	$3,247	$193,652
Year ended December 31, 2009 and as of December 31, 2009:
Sales to unaffiliated customers **	$21,373	$32,775	$278,301	$23,487	$355,936
Long-lived assets ***	$104,877	$49,530	$42,283	$7,626	$204,316

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

b.	For the year ended December 31, 2011, the Company had net sales to three different customers of 18.9%, 12.4% and 11.8% of consolidated net sales. For the year ended December 31, 2010, the Company had net sales to three different customers of 15.9%, 11.0% and 10.5% of consolidated net sales. For the year ended December 31, 2009, the Company had net sales to two different customers of 15.5% and 11.0% of consolidated net sales.

c.	Sales by therapeutic category, as a percentage of total sales for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
Category	2011	2010	2009
	%
Dermatological and topical	67	60	57
Neuropsychiatric	13	14	16
Cardiovascular	9	14	15
Anti-inflammatory	5	5	5
Other	6	7	7

Total	100	100	100